Filed Pursuant to Rule 497(e)

File No. 002-96223

The Variable Annuity Life Insurance Company

Separate Account A

Impact (UIT-981)

Fixed and Variable Deferred Annuity

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2005

July 29, 2005

On page 18 of the prospectus, the first paragraph below Exceptions to Surrender Charge is replaced with the following:

No surrender charge will be applied:

  To money applied to provide a Payout Option;
  To death benefits, or
  If no Purchase Payments have been received during the 36 months prior to the date of surrender.